ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2014
ADVANCES FROM CUSTOMERS [Abstract]
Schedule of Advances from Customers

Advances from customers consist of the following and is analyzed as long term and short term portion respectively:

	December 31,
	2013	2014
Customer A*	$15,987,573	$8,041,836
Customer G	4,220,355	2,405,619
Customer H	2,996,550	—
Others	1,937,418	262,747
Total	$25,141,896	$10,710,202
Less: Current portion of advances from customers	$13,217,775	$7,308,535
Long term advances from customers	$11,924,121	$3,401,667

*
Pursuant to the terms of the Group's revised supply agreement with this customer the Group will deliver monthly amounts of polysilicon, totaling no less than RMB2.4 million (equivalent of $0.4 million) from April 2014 to September 2016, or until such time as the advance has been fully utilized.